Retirement benefits - Summary of Defined Benefit Schemes Amounts Recognised In Statement of Comprehensive Income (Detail) - Defined benefit pension plans [member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Remeasurements of the net defined benefit obligation:-
Actuarial losses /(gains) arising from changes in financial assumptions	₨ 11	$ 0	₨ 283	₨ (64)
Actuarial losses/(gains) arising from experience adjustments	(104)	(1)	163	409
Actuarial (gains)/losses arising from changes in demographic assumptions	(2)	0	(14)	15
Acturial losses on Plan assets (excluding amounts included in net interest cost)	58	1	12	29
Remeasurement of the net defined benefit liability	₨ (37)	$ 0	₨ 444	₨ 389